Other current and non-current financial liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands						1 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
	Dec. 17, 2021 shares	Jul. 01, 2021 EUR (€)	Jul. 01, 2021 USD ($)	Jun. 01, 2021 EUR (€)	Jun. 01, 2021 USD ($)	Jul. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Jun. 30, 2021	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Share Based Payment Obligation Waived											€ 16,120
Subsidiaries with material non-controlling interests [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Loans received, Noncurrent								€ 3,919		€ 3,919	€ 3,919	€ 3,594
Bonds Related To NonConvertible Debenture Loans [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Notional amount												€ 4,287
Bonds, Original due date											Nov. 30, 2030
Description of borrowings												issued between 1984 and 1985
Public Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding | shares	13,416,667						13,416,666	13,416,667		13,416,667	13,416,667
Warrants outstanding, Term											5 years
Number of securities called by warrants | shares							1				1
Exercise price of warrants | $ / shares													$ 11.50	$ 11.50
Public Warrants [Member] | Equals Or Exceeds USD Eighteen Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant | shares							0.01	0.01		0.01	0.01
Share price | shares							18.00	18.00		18.00	18.00
Number of trading days determining share price							20 days				20 days
Number of consecutive trading days determining share price							30 days				30 days
Public Warrants [Member] | Equals Or Exceeds USD Ten Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant | shares							0.10	0.10		0.10	0.10
Share price | shares							10.00	10.00		10.00	10.00
Number of trading days determining share price							20 days				20 days
Number of consecutive trading days determining share price							30 days				30 days
Private Placement Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding | shares	6,700,000							6,700,000		6,700,000	6,700,000
Transfer limitations period							30 days				30 days
Private Placement Warrants [Member] | Zegna non-executive directors [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Class of warrants or rights issued during the period ,Shares | shares	800,000						800,000				800,000
Written put options [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Derecognized liability										€ 51,328	€ 51,328
Gain loss of derecognised financial liability										20,675	20,675
Written put options [member] | Total equity attributable to non-controlling interests
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Increase decrease in equity										€ 4,037	€ 4,037
Written put options [member] | Thom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Group's percentage interest										90.00%	90.00%	85.00%
Percentage of additional ownership interest to be purchased								5.00%	5.00%
Written put options on non controlling interests							€ 163,701	€ 135,726		€ 135,726	€ 135,726	€ 169,055
Proportion of ownership interests held by non-controlling interests							10.00%				10.00%	15.00%
Written put options [member] | Thom Browne [Member] | First Tranche Of The Put Option [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional ownership interest to be purchased		5.00%	5.00%	5.00%	5.00%
Consideration paid		€ 30,653	$ 37,400	€ 30,653	$ 37,400
Written put options [member] | Thom Browne [Member] | MrThom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests							15.00%				15.00%
Written put options [member] | Dondi [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Group's percentage interest							65.00%					65.00%
Written put options on non controlling interests							€ 23,625	€ 23,685		€ 23,685	€ 23,685	€ 21,650
Proportion of ownership interests held by non-controlling interests							35.00%					35.00%
Written put options [member] | Lanificio [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Group's percentage interest							100.00%				100.00%
Percentage of additional ownership interest to be purchased						10.00%		10.00%
Consideration paid						€ 9,600		€ 9,600
Proportion of ownership interests held by non-controlling interests												10.00%